Offsets	Aug. 05, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	The Macerich Company
Form or Filing Type	S-3
File Number	333-273707
Initial Filing Date	Nov. 12, 2024
Fee Offset Claimed	$ 39,841.82
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common stock, par value $0.01 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 288,499,793.00
Termination / Withdrawal Statement	The Company previously registered the offering of shares of its common stock having an aggregate offering price of $500,000,000 in connection with the Company's at-the-market offering program by means of a 424(b)(5) prospectus supplement, dated November 12, 2024 (the "Prior ATM Prospectus Supplement"), filed pursuant to a registration statement on Form S-3 (Registration No. 333-273707) filed with the Securities and Exchange Commission on August 4, 2023 (the "2023 Registration Statement"). In connection with the filing of the Prior ATM Prospectus Supplement, the Company made a contemporaneous fee payment in the amount of $76,550. Shares having an aggregate offering price of $211,500,207 were sold under the Prior ATM Prospectus Supplement and shares having an aggregate offering price of $288,499,793 remain unsold. The 2023 Registration Statement expired on August 4, 2026 and the Company has terminated the offering that included the unsold shares of common stock under the Prior ATM Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $44,169.32 that has already been paid and remains unused with respect to the securities that were previously registered pursuant to the Prior ATM Prospectus Supplement and were not sold thereunder may be applied to offset the filing fees payable pursuant to the prospectus supplement to which this Exhibit 107 relates (the "Current ATM Prospectus Supplement"). Of such amount, $39,841.82 is being applied to offset the entire filing fee in connection with the offering pursuant to the Current ATM Prospectus Supplement and, accordingly, no filing fee is being paid in connection with this offering. Following such offset, $4,327.50 of the filing fee previously paid and associated with such unsold securities remains unused and available for application as a fee offset in the future in accordance with Rule 457(p).
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	The Macerich Company
Form or Filing Type	S-3
File Number	333-273707
Filing Date	Nov. 12, 2024
Fee Paid with Fee Offset Source	$ 44,169.32
Offset Note	See note (1).